Restructuring and Impairments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 11,599	$ 62,227			$ 11,599	$ 62,227
Impairment in property, plant and equipment	1,034	99,726	$ 7,890
Intangible asset impairment charges	0	40,301
Restructuring costs incurred						24,400
2019 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability	11,166	60,232			11,166	60,232
Impairment in property, plant and equipment	1,034	98,472			99,506
Intangible asset impairment charges	0	40,301			40,301
Restructuring costs incurred	7,842	96,889
Restructuring, acquisition, integration and other, net	3,258	163,000			166,258
Cash payments for restructuring	51,702	37,728
Release of excess accrual	5,103
Equity method investment impairment	0	4,799			4,799
2019 Restructuring | Minimum
Restructuring Cost and Reserve [Line Items]
Future pre-tax costs expected to be incurred	5,000				5,000
2019 Restructuring | Maximum
Restructuring Cost and Reserve [Line Items]
Future pre-tax costs expected to be incurred	10,000				10,000
2019 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 11,200	60,200			$ 11,200	60,200
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		(1,100)	11,666	$ 13,796		24,362
2017 Restructuring | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		(1,100)	10,049	10,757
2017 Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net			1,617	3,039
2017 Restructuring | Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		0	1,610	3,039		$ 4,649
2017 Restructuring | Inventory Write-offs & Asset Impairments | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		$ 0	1,610	0
2017 Restructuring | Inventory Write-offs & Asset Impairments | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net			$ 0	$ 3,039